STOCK BASED COMPENSATION (Summary of Stock Option and Warrant Outstanding) (Details) - Non Qualified Stock Options And Warrants [Member] - $ / shares	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Prices (Lower Limit)	$ 0.63	$ 0.63	$ 0.25	$ 0.25
Exercise Prices (Upper Limit)	1.75	1.75	$ 1.75	$ 1.75
$0.63 - $1.75 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Prices (Lower Limit)	0.63	0.63
Exercise Prices (Upper Limit)	$ 1.75	$ 1.75
Number Outstanding Currently Exercisable	11,077,097	11,267,723
Weighted Average Remaining Contractual Life	3 years 7 months 24 days	3 years 6 months 29 days
Exercise Price	$ 1.14	$ 1.16